Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	¥ 854,600	¥ 884,589	¥ 1,145,808
Interest payments	362,602	381,280	369,770
Capital lease obligations incurred	¥ 5,975	¥ 6,546	¥ 3,709